Segment Reporting (Details) - Schedule of segment reporting - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net revenues of services	$ 793,291	$ 2,132,680	$ 631,140
Commission and fee income on guarantee services, net	399,527	285,606	3,789
Total interest and fee income	2,414,667	2,479,836	$ 2,882,828
Net (loss) income from operation	308,886
Depreciation	(130,177)
Income tax recovery (expense)	(328,851)
Segment (loss) profit from continuing operations	757,301
Segment assets	66,642,978
Business Conducted by Adrie and its Subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services	358,299	75,280
Total interest and fee income	804,734	20,601
Net (loss) income from operation	(573,845)	95,881
Depreciation	(267)	(376)
Capital expenditures
Income tax recovery (expense)	40,804	(6,734)
Segment (loss) profit from continuing operations	(263,173)	(762,041)
Segment assets	11,681,319	9,990,995
Business Conducted by Lixin Cayman and its Subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services	726,866	2,057,400
Commission and fee income on guarantee services, net	527,023	285,606
Total interest and fee income	1,609,933	2,459,235
Net (loss) income from operation	882,731	4,802,241
Depreciation	(129,910)	(39,951)
Capital expenditures
Income tax recovery (expense)	(369,655)	236,467
Segment (loss) profit from continuing operations	1,020,474	1,860,683
Segment assets	56,675,503	57,712,165
Elimination [Member]
Segment Reporting Information [Line Items]
Net revenues of services	(291,874)
Commission and fee income on guarantee services, net	(127,496)
Net (loss) income from operation
Capital expenditures
Segment assets	$ (1,713,844)
Total [Member]
Segment Reporting Information [Line Items]
Net revenues of services		2,132,680
Commission and fee income on guarantee services, net		285,606
Total interest and fee income		2,479,836
Net (loss) income from operation		4,898,122
Depreciation		(40,327)
Capital expenditures
Income tax recovery (expense)		229,733
Segment (loss) profit from continuing operations		1,098,642
Segment assets		$ 67,703,161